Deferred income tax - Deferred tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements of deferred tax assets
Deferred tax assets, Opening balance	¥ 683,218	¥ 564,562	¥ 423,786
Recognized in the profit or loss	82,741	118,656	140,776
Deferred tax assets, Closing balance	765,959	683,218	564,562
Tax losses
Movements of deferred tax assets
Deferred tax assets, Opening balance	429,901	312,908	180,142
Recognized in the profit or loss	112,340	116,993	132,766
Deferred tax assets, Closing balance	542,241	429,901	312,908
Accelerated amortization of intangible assets
Movements of deferred tax assets
Deferred tax assets, Opening balance	206,522	212,035	218,056
Recognized in the profit or loss	(21,274)	(5,513)	(6,021)
Deferred tax assets, Closing balance	185,248	206,522	212,035
Others
Movements of deferred tax assets
Deferred tax assets, Opening balance	46,795	39,619	25,588
Recognized in the profit or loss	(8,325)	7,176	14,031
Deferred tax assets, Closing balance	¥ 38,470	¥ 46,795	¥ 39,619